Commitments and contingencies - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Commitments and Contingencies [Abstract]
Purchase commitments for chargers and charging infrastructure	€ 2,627	€ 2,261	€ 4,354